Capital Structure and Related Items (Tables)	6 Months Ended
Jun. 30, 2022
Capital Structure and Related Items
Summary of the Company's ordinary share activity

Ordinary
shares
No. ‘000
January 1, 2022	98,265
Exercise of deferred shares and warrants for cash	1,012
June 30, 2022	99,277